Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Restricted cash	$ 64		$ 64	$ 592
Goodwill Impairment charges	0	0	0	0
Capitalized/deferred costs, amortization	446	308	668	344	36
Foreign currency translation adjustments	304	35	66	(409)	1,205
Net foreign currency transaction gains (losses)	(656)	(142)	(24)	155	(907)
Advertising expense	5,053	3,012	6,471	3,632	2,094
Senior Secured Notes
Significant Accounting Policies [Line Items]
Debt instrument, fair value				20,566
Discount rate				4.50%
Term Loan
Significant Accounting Policies [Line Items]
Debt instrument, fair value	24,063		25,000
Discount rate	4.50%		4.50%
Deferred Commissions
Significant Accounting Policies [Line Items]
Capitalized/deferred costs	4,395	3,136	6,798	5,232	3,279
Capitalized/deferred costs, amortization	2,845	2,189	4,693	3,556	2,609
Capitalized/deferred costs, net of amortization	10,409		8,893	6,764	5,066
Capitalized In-Vehicle Device Costs
Significant Accounting Policies [Line Items]
Capitalized/deferred costs	250	941	2,260	1,892	1,046
Capitalized/deferred costs, amortization	446	308	668	344	36
Capitalized/deferred costs, net of amortization	$ 3,145		$ 4,149	$ 2,558	$ 1,010
Internal-use software
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			3 years
Customer Relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			3 years
Customer Relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			9 years
Customer Relationships | Weighted Average
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			6 years
Trademarks | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			3 years
Trademarks | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			9 years
Developed Technology Rights | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			3 years
Developed Technology Rights | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			9 years
Patents
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			20 years
In-vehicle devices | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment, useful life			4 years
In-vehicle devices | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment, useful life			6 years